Equity Incentive Plan	6 Months Ended
Jun. 30, 2024
Equity Incentive Plan [Abstract]
Equity Incentive Plan
14.	Equity Incentive Plan:

Details of the Company’s Equity Incentive Plan are discussed in Note 14 of the consolidated financial statements for the year ended December 31, 2023, included in the Company’s 2023 Annual Report on Form 20-F filed with the SEC on April 2, 2024 and are supplemented by the below new activities into the six-month period ended June 30, 2024.

On March 27, 2024, the Compensation Committee of our board of directors approved the amendment and restatement of the 2022 Equity Incentive Plan to increase the aggregate number of common shares reserved for issuance under the plan to 400,000 shares and granted awards under the plan to the Company’s directors and certain service providers of an aggregate of 335,000 restricted common shares. Of the total 335,000 shares issued, 260,000 shares were granted to the members of the Company’s board of directors, 65,000 shares were granted to certain of the Company’s service providers (Note 3) and 10,000 shares were granted to the sole director of the Company’s commercial manager, a non-employee. The fair value of each share on the grant date was $2.635. On March 27, 2024, 67,000 shares vested, while 100,500 shares will vest on September 27, 2024 and 167,500 shares will vest on March 27, 2025.

The related expense for shares granted to the Company’s Board of Directors and certain of its service providers for the six-month period ended June 30, 2024 and 2023, amounted to $417 and $2,175, respectively, and is included under “General and administration expenses” in the Company’s unaudited interim condensed consolidated statements of operations. The related expense for shares granted to non-employees for the six-months periods ended June 30, 2024 and 2023, amounted to $13 and $NIL and is included under voyage expenses.

The unrecognized cost for the non-vested shares granted to the Company’s Board of Directors and certain of its service providers (Note 3) as of June 30, 2024 and December 31, 2023 amounted to $453 and $NIL, respectively. On June 30, 2024, the weighted-average period over which the total compensation cost related to non-vested awards granted to the Company’s Board of Directors and certain of its service providers not yet recognized is expected to be recognized is 0.74 years.